Document and Entity Information	Jul. 26, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	UNITED PARCEL SERVICE INC
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0001090727
Document Type	8-K
Document Period End Date	Jul. 26, 2022
Entity Incorporation State Country Code	DE
Entity File Number	001-15451
Entity Tax Identification Number	58-2480149
Entity Address, Address Line One	55 Glenlake Parkway
Entity Address, City or Town	N.E., Atlanta
Entity Address, Postal Zip Code	30328
City Area Code	(404)
Local Phone Number	828-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class B [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class B common stock, par value $0.01 per share
Trading Symbol	UPS
Security Exchange Name	NYSE
M 0.375 Senior Notes Due 2023 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.375% Senior Notes due 2023
Trading Symbol	UPS23A
Security Exchange Name	NYSE
M 1.625 Senior Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Senior Notes Due 2025
Trading Symbol	UPS25
Security Exchange Name	NYSE
M 1 Senior Notes Due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1% Senior Notes due 2028
Trading Symbol	UPS28
Security Exchange Name	NYSE
M 1.500 Senior Notes Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Senior Notes due 2032
Trading Symbol	UPS32
Security Exchange Name	NYSE